Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Inventories

	December 31, 2021	December 31, 2020
Current
Concentrate	$ 148,270	$ 48,504
Ore stockpiles	27,911	44,846
Materials and supplies	185,797	180,038
Provision against carrying value of materials and supplies	(71,961)	(75,426)

	$ 290,017	$ 197,962

Non-current
Ore stockpiles	$ 60,711	$ 37,557

	$ 60,711	$ 37,557